Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
NET LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

Numerator:
Net loss attributable to Ku6 Media Co., Ltd.	(49,343,907)	(9,491,138)	(34,427,734)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	4,265,277,638	4,901,279,176	4,728,185,434
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	4,265,277,638	4,901,279,176	4,728,185,434

Weighted-average ADS used in per basic ADS calculations	42,652,776	49,012,792	47,281,854
Dilutive effect of potentialADS	—	—	—
Weighted-average ADS used in per diluted ADS calculations	42,652,776	49,012,792	47,281,854

Loss per share — basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.01)	(0.00)	(0.01)

Loss per ADS — basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.16)	(0.19)	(0.73)